DWS Alternative Asset Allocation VIP Expense Example - Class B [Member] - DWS Alternative Asset Allocation VIP - Class B	Apr. 24, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 133
Expense Example, with Redemption, 3 Years	415
Expense Example, with Redemption, 5 Years	718
Expense Example, with Redemption, 10 Years	$ 1,579